Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents (note 4)	$ 24,992	$ 8,190
Trade and other receivables (note 5)	3,374	4,023
Inventories (note 6)	3,015	3,352
Investments (note 7)	16,657	0
Prepaid expenses and other	1,373	978
Total current assets	49,411	16,543
Non-Current
Inventories-ore in stockpiles (note 6)	2,098	2,098
Investments (note 7)	293	12,104
Restricted cash and investments (note 9)	12,018	11,994
Property, plant and equipment (note 10)	256,870	257,259
Total assets	320,690	299,998
Current
Accounts payable and accrued liabilities	7,178	7,930
Current portion of long-term liabilities:
Deferred revenue (note 11)	3,478	4,580
Post-employment benefits (note 12)	120	150
Reclamation obligations (note 13)	802	914
Other liabilities (note 14)	262	1,372
Total current liabilities	11,840	14,946
Non-Current
Deferred revenue (note 11)	33,139	31,741
Post-employment benefits (note 12)	1,241	2,108
Reclamation obligations (note 13)	37,618	31,598
Other liabilities (note 14)	375	532
Deferred income tax liability (note 15)	9,192	8,924
Total liabilities	93,405	89,849
EQUITY
Share capital (note 16)	1,366,710	1,335,467
Share purchase warrants (note 17)	0	435
Contributed surplus	67,387	65,417
Deficit	(1,208,587)	(1,192,304)
Accumulated other comprehensive income (note 19)	1,775	1,134
Total equity	227,285	210,149
Total liabilities and equity	$ 320,690	$ 299,998
Issued and outstanding common shares (note 16)	678,981,882	597,192,153